Income Taxes (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 1,087,367	$ 1,448
Net operating loss carryforwards, description	President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOLs”) and allow businesses to carry back NOLs arising in 2018, 2019, and 2020 to the five prior years, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent, and allows businesses to immediately expense the full cost of Qualified Improvement Property, retroactive to tax years beginning on or after January 1, 2018.
FaZe Clan Inc. [Member]
Income Taxes (Details) [Line Items]
Realized percentage		50.00%		50.00%
Net operating losses description			The Company has incurred net operating losses (“NOLs”) in previous years. At December 31, 2021, the Company had generated federal NOLs of approximately $73.3 million and state NOLs of approximately $78.0 million. Federal NOLs in the amount of $1.0 million are subject to expiration and will begin to expire in 2036. The remaining $72.3 million of federal NOLs can be carried forward indefinitely. All state NOLs of $78.0 million are subject to limitation and are set to begin to expire in 2038. The utilization of the Company’s NOLs are subject to annual Internal Revenue Code Section 382 limitations. The Company has not yet completed an IRC Sec. 382 study as of December 31, 2021.